Document and Entity Information	May 30, 2024
Cover [Abstract]
Entity Address, Country	GB
Amendment Flag	false
Entity Central Index Key	0001832433
Document Type	8-K
Document Period End Date	May 30, 2024
Entity Registrant Name	FERGUSON PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-40066
Entity Tax Identification Number	98-1499339
Entity Address, Address Line One	1020 Eskdale Road
Entity Address, Address Line Two	Winnersh Triangle
Entity Address, City or Town	Wokingham
Entity Address, Postal Zip Code	RG41 5TS
City Area Code	118
Local Phone Number	927 3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares of 10 pence
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false